ACCOUNTS AND NOTES RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Allowance for credit losses	¥ (250,104)	$ (35,226)	¥ (263,956)	$ (37,177)	¥ (227,593)	¥ (204,124)
Nonrelated Party
ACCOUNTS AND NOTES RECEIVABLE, NET
Accounts receivable	1,078,242	151,867	950,666
Notes receivable	1,664	234	4,614
Allowance for credit losses	(250,104)	(35,226)	(263,956)
Accounts and notes receivable, net	¥ 829,802	$ 116,875	¥ 691,324